UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

855 West Prairie Avenue, Wheaton, IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond Wheaton Oaks Professional building 855 West Prairie Avenue Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30, 2006

Date of reporting period:	July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments for the three-month period ended July 31, 2005 is set forth below.

Schedule of Investments
PowerShares Dynamic Market Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Consumer Discretionary—14.2%
36,056	Argosy Gaming Co.*	$1,687,060
44,359	Barnes & Noble, Inc.*	1,819,606
53,678	Burlington Coat Factory Warehouse Corp.	2,202,408
92,271	Cato (The) Corp.	1,952,454
101,380	CKE Restaurants, Inc.	1,313,885
333,155	Coach, Inc.*	11,697,072
51,488	Darden Restaurants, Inc.	1,786,634
144,580	Federated Department Stores, Inc.	10,969,285
53,502	K-Swiss, Inc., Class A	1,806,763
326,727	Nordstrom, Inc.	12,092,166
100,848	Payless ShoeSource, Inc.*	1,958,468
74,371	Tupperware Corp.	1,586,333
48,235	Valassis Communications, Inc.*	1,907,694
193,193	Yum! Brands, Inc.	10,113,654
		62,893,482

	Consumer Staples—9.3%
69,952	7-Eleven, Inc.*	2,367,875
208,377	Altria Group, Inc.	13,952,924
35,499	Brown-Forman Corp., Class B	2,074,917
310,026	Kellogg Co.	14,047,277
49,109	Longs Drug Stores Corp.	2,130,840
188,143	Playtex Products, Inc.*	2,005,604
1,575	Seaboard Corp.	2,707,441
61,635	SUPERVALU, Inc.	2,181,879
		41,468,757

	Energy—9.5%
83,259	Cabot Oil & Gas Corp.	3,373,655
227,087	ConocoPhillips	14,213,375
55,283	Consol Energy, Inc.	3,723,863
469,392	Parker Drilling Co.*	3,473,501
176,297	Valero Energy Corp.	14,593,865
96,341	Veritas DGC, Inc.*	2,967,303
		42,345,562

	Financials—20.7%
41,835	Bank of Hawaii Corp.	2,148,227
34,145	Commerce Group, Inc.	2,128,941
48,700	Delphi Financial Group, Inc., Class A	2,362,437
128,828	Hartford Financial Services Group (The), Inc.	10,379,672
129,699	Loews Corp.	10,846,727

216,768	MetLife, Inc.	10,651,980
54,106	Nationwide Financial Services, Inc., Class A	2,141,515
42,419	Portfolio Recovery Associates, Inc.*	1,790,082
99,725	Progressive (The) Corp.	9,941,585
157,531	Prudential Financial, Inc.	10,538,824
45,068	Reinsurance Group of America, Inc.	1,900,518
38,743	SAFECO Corp.	2,128,540
63,284	Safety Insurance Group, Inc.	2,290,248
27,484	StanCorp Financial Group, Inc.	2,372,969
83,907	UICI	2,588,531
151,606	UnionBanCal Corp.	10,815,572
52,130	United Fire & Casualty Co.	2,334,381
59,952	W. R. Berkley Corp.	2,244,003
32,737	Zenith National Insurance Corp.	2,279,805
		91,884,557

	Health Care—12.4%
125,879	Aetna, Inc.	9,743,035
38,571	AMERIGROUP Corp.*	1,336,485
70,491	Applera Corp. - Applied Biosystems Group	1,467,623
99,183	CIGNA Corp.	10,587,786
22,243	Dade Behring Holdings, Inc.	1,686,019
34,131	Genesis HealthCare Corp.*	1,534,871
39,803	Kindred Healthcare, Inc.*	1,462,362
33,892	Lincare Holdings, Inc.*	1,367,203
24,094	PacifiCare Health Systems, Inc.*	1,835,963
179,889	Quest Diagnostics, Inc.	9,235,501
22,644	Sierra Health Services, Inc.*	1,527,111
199,078	UnitedHealth Group, Inc.	10,411,780
25,783	Universal Health Services, Inc., Class B	1,341,747
25,953	WellChoice, Inc.*	1,712,898
		55,250,384

	Industrials—9.7%
205,385	Burlington Northern Santa Fe Corp.	11,142,136
38,333	Consolidated Graphics, Inc.*	1,632,986
64,940	Copart, Inc.*	1,588,432
246,601	CSX Corp.	11,230,210
78,770	JB Hunt Transport Services, Inc.	1,546,255
44,402	John H. Harland Co.	1,715,249
86,266	Labor Ready, Inc.*	2,045,367
133,672	Precision Castparts Corp.	12,027,807
		42,928,442

	Information Technology—14.2%
225,671	Autodesk, Inc.*	7,715,691
65,705	Citrix Systems, Inc.*	1,565,750
157,346	EarthLink, Inc.*	1,499,507
88,528	Emulex Corporation*	1,681,147
196,151	Fiserv, Inc.*	8,703,220
56,285	Harris Corp.	2,086,485
309,914	Intel Corp.	8,411,066
59,961	McAfee, Inc.*	1,882,775

117,531	MEMC Electronic Materials, Inc.*	1,996,852
487,323	Motorola, Inc.	10,321,502
276,752	Parametric Technology Corp.*	1,909,589
70,722	Photronics, Inc.*	1,898,178
71,420	Transaction Systems Architects, Inc.*	1,910,485
116,544	Trizetto Group*	1,875,193
111,729	Western Digital Corp.*	1,674,818
598,095	Xerox Corp.*	7,900,835
		63,033,093

	Materials—3.1%
207,415	Dow Chemical (The) Co.	9,945,549
23,156	Eastman Chemical Co.	1,282,611
24,866	FMC Corp.*	1,503,896
19,484	Greif, Inc., Class A	1,227,492
		13,959,548

	Telecommunications—3.4%
223,485	AT&T Corp.	4,425,003
37,767	CenturyTel, Inc.	1,298,052
23,765	Commonwealth Telephone Enterprises, Inc.	1,017,142
42,768	Comtech Telecommunications Corp.*	1,511,849
108,999	Premiere Global Services, Inc.*	1,113,970
119,627	Verizon Communications, Inc.	4,094,832
46,283	West Corp.*	1,850,857
		15,311,705

	Utilities—3.4%
175,906	CenterPoint Energy, Inc.	2,416,948
274,013	PG&E Corp.	10,311,110
78,830	UGI Corp.	2,312,872
		15,040,930

	Total Common Stocks
	(Cost $406,610,607)	444,116,460

	Money Market Fund—0.1%
440,727	AIM Liquid Asset Portfolio Private Class
	(Cost $440,727)	$440,727

	Total Investments
	(Cost $407,051,334) (a)—100.0%	444,557,187
	Liabilities in excess of other assets—0.0%	(40,187)

	Net Assets—100.0%	$444,517,000

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $37,505,853 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $40,713,589 and aggregate gross unrealized depreciation of $3,207,736.

Schedule of Investments
PowerShares Dynamic OTC Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Consumer Discretionary—15.3%
127,111	American Eagle Outfitters, Inc.	$4,188,306
84,550	Charming Shoppes, Inc.*	991,772
109,391	Comcast Corp.*	3,361,585
24,602	Education Management Corp.*	854,920
21,847	Hibbett Sporting Goods, Inc.*	874,535
24,207	K-Swiss, Inc., Class A	817,470
25,194	Lone Star Steakhouse & Saloon, Inc.	757,332
23,939	Movie Gallery, Inc.	600,390
40,290	O’Charley’s, Inc.*	721,594
68,179	Pixar*	2,932,379
161,110	Staples, Inc.	3,668,475
31,579	Stein Mart, Inc.	716,528
		20,485,286

	Consumer Staples—1.9%
17,669	Chattem, Inc.*	805,000
38,888	Costco Wholesale Corp.	1,787,681
		2,592,681

	Energy—0.6%
24,051	Patterson-UTI Energy, Inc.	789,594

	Financials—10.9%
19,832	American National Insurance	2,284,051
15,483	Asset Acceptance Capital Corp.*	423,305
11,905	CompuCredit Corp.*	450,842
11,550	Midland (The) Co.	436,475
16,150	Ohio Casualty Corp.	412,633
26,917	Philadelphia Consolidated Holding Corp.*	2,234,649
9,166	Portfolio Recovery Associates, Inc.*	386,805
41,997	SAFECO Corp.	2,307,316
11,762	Safety Insurance Group, Inc.	425,667
65,241	SEI Investments Co.	2,522,218
8,072	Selective Insurance Group, Inc.	401,905
9,691	United Fire & Casualty Co.	433,963
16,340	United PanAm Financial Corp.*	476,801
20,512	Universal American Financial Corp.*	505,005
17,431	West Coast Bancorp	456,692
14,549	World Acceptance Corp.*	395,296
		14,553,623

1

	Health Care—11.9%
43,074	Dade Behring Holdings, Inc.	3,265,010
51,475	DENTSPLY International, Inc.	2,869,731
61,341	Express Scripts, Inc.*	3,208,134
12,594	Genesis HealthCare Corp.*	566,352
16,236	Immucor, Inc.*	446,003
12,869	LCA-Vision, Inc.	589,400
16,771	Lifeline Systems, Inc.	575,245
65,635	Lincare Holdings, Inc.*	2,647,716
17,051	United Surgical Partners International, Inc.*	614,007
13,483	Vital Signs, Inc.	609,162
14,517	Young Innovations, Inc.	521,741
		15,912,501

	Industrials—4.2%
46,290	ABX Air, Inc.*	416,610
10,859	GulfMark Offshore, Inc.*	299,057
17,697	Heartland Express, Inc.	368,275
69,576	Herman Miller, Inc.	2,221,561
99,266	JB Hunt Transport Services, Inc.	1,948,592
15,133	Pacer International, Inc.*	383,470
		5,637,565

	Information Technology—50.1%
32,131	Acxiom Corp.	647,761
26,252	ADE Corp.*	645,799
118,556	Adobe Systems, Inc.	3,514,000
17,658	ANSYS, Inc.*	642,045
97,797	Apple Computer, Inc.*	4,171,042
227,034	Atari, Inc.*	606,181
104,839	Autodesk, Inc.	3,584,445
463,342	BEA Systems, Inc.*	4,197,879
43,556	Blackbaud, Inc.	622,851
156,688	Citrix Systems, Inc.*	3,733,875
18,596	Coherent, Inc.*	633,008
15,977	Computer Programs & Systems, Inc.	607,126
28,488	Digital Insight Corp.*	697,956
24,603	DSP Group, Inc.*	613,845
56,758	EarthLink, Inc.*	540,904
91,125	Fiserv, Inc.*	4,043,216
14,245	Hutchinson Technology, Inc.*	474,216
67,821	Informatica Corp.*	716,868
50,559	infoUSA, Inc.*	595,079
143,980	Intel Corp.	3,907,617
61,188	InterVoice, Inc.*	535,395
90,342	Intuit, Inc.*	4,336,416
48,557	IXYS Corp.*	568,602
21,297	Komag, Inc.*	755,618
104,082	Linear Technology Corp.	4,044,627
20,241	ManTech International Corp.*	637,794
43,881	Metrologic Instruments, Inc.*	758,264
13,751	MICROS Systems, Inc.*	590,605
151,204	Microsoft Corp.	3,872,334
10,703	MicroStrategy, Inc.*	825,736

2

18,691	MTS Systems Corp.	741,098
144,299	NVIDIA Corp.*	3,904,731
99,834	Parametric Technology Corp.*	688,855
25,510	Photronics, Inc.*	684,688
20,062	Progress Software Corp.*	623,728
118,700	QLogic Corp.*	3,685,635
45,688	Quest Software, Inc.*	651,054
29,343	Renaissance Learning, Inc.	686,920
18,752	Rofin-Sinar Technologies, Inc.*	672,822
34,366	SPSS, Inc.*	674,948
23,061	Take Two Interactive Software, Inc.*	567,531
25,768	Transaction Systems Architects, Inc.*	689,294
43,006	Trizetto Group*	691,967
		67,084,375

	Materials—0.6%
8,119	Sigma-Aldrich Corp.	520,915
3,740	Silgan Holdings, Inc.	214,788
		735,703

	Telecommunications—4.4%
69,259	Arris Group, Inc.*	764,619
66,896	Aspect Communications Corp.*	764,621
20,221	Commonwealth Telephone Enterprises, Inc.	865,459
15,425	Comtech Telecommunications Corp.*	545,274
101,117	Nextel Partners, Inc., Class A*	2,517,813
104,629	Westell Technologies, Inc., Class A*	428,979
		5,886,765

	Total Common Stocks
	(Cost $127,163,477)	133,678,093

	Money Market Fund—0.2%
280,007	AIM Liquid Asset Portfolio Private Class
	(Cost $280,007)	280,007

	Total Investments
	(Cost $127,443,484) (a)—100.1%	133,958,100
	Liabilities in excess of other assets—(0.1%)	(104,853)

	Net Assets—100.0%	$133,853,247

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $6,514,616 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $8,949,951 and aggregate gross unrealized depreciation of $2,435,335.

3

Schedule of Investments
PowerShares Golden Dragon Halter USX China Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.6%
	Consumer Discretionary—2.8%
38,143	Brilliance China Automotive Holdings Ltd. ADR	$701,830
23,474	China Automotive Systems, Inc.*	159,154
36,748	China Yuchai International Ltd.	504,918
21,405	Deswell Industries, Inc.	333,490
		1,699,392

	Energy—16.9%
67,725	China Petroleum and Chemical Corp. ADR	2,939,942
46,581	CNOOC Ltd. ADR	3,251,820
46,992	PetroChina Co. Ltd. ADR	4,193,096
		10,384,858

	Financials—4.6%
95,209	China Life Insurance Co. Ltd. ADR*	2,836,276

	Health Care—0.8%
36,156	Sinovac Biotech Ltd.*	97,260
74,176	Tiens Biotech Group USA, Inc.*	393,132
		490,392

	Industrials—8.1%
28,919	51job, Inc. ADR*	391,852
82,263	China Eastern Airlines Corp. Ltd. ADR	1,390,245
25,580	China Energy Savings Technology, Inc.*	232,266
90,971	China Southern Airlines Co. Ltd. ADR	1,364,565
90,165	Guangshen Railway Co. Ltd. ADR	1,573,380
		4,952,308

	Information Technology—24.3%
28,158	ASAT Holdings Ltd. ADR*	22,526
48,347	AsiaInfo Holdings, Inc.*	263,975
115,112	CDC Corp., Class A*	348,789
20,661	China Finance Online Co. Ltd. ADR*	125,619
26,551	Comtech Group, Inc.*	147,624
16,345	Ctrip.com International Ltd. ADR*	905,595
14,843	eLong, Inc. ADR*	155,852
23,003	INTAC International, Inc.*	202,426
32,953	International DisplayWorks, Inc.*	235,284
35,615	Kongzhong Corp. ADR*	378,587
44,366	Nam Tai Electronics, Inc.	1,051,474
32,237	Netease.com, Inc. ADR*	1,896,503

1

35,762	Ninetowns Digital World Trade Holdings Ltd. ADR*	258,917
10,242	PacificNet, Inc.*	78,863
19,485	Radica Games Ltd.	172,053
248,490	Semiconductor Manufacturing International Corp. ADR*	2,658,844
71,861	Shanda Interactive Entertainment Ltd. ADR*	2,350,567
53,904	SINA Corp.*	1,499,070
37,379	Sohu.com, Inc.*	679,550
25,149	The9 Ltd. ADR*	574,403
54,592	Tom Online, Inc. ADR*	735,900
44,954	Webzen, Inc. ADR	234,210
		14,976,631

	Materials—15.9%
48,178	Aluminum Corp. of China Ltd. ADR	2,801,069
53,335	Jilin Chemical Industrial Co. Ltd. ADR*	1,411,777
77,358	Sinopec Shanghai Petrochemical Co. Ltd. ADR	2,774,058
42,092	Yanzhou Coal Mining Co. Ltd. ADR	2,773,863
		9,760,767

	Telecommunications—21.9%
185,824	China Mobile (Hong Kong) Ltd. ADR	3,748,070
89,290	China Netcom Group Corp. (Hong Kong) Ltd. ADR	2,747,453
72,563	China Telecom Corp. Ltd. ADR	2,790,047
312,782	China Unicom Ltd. ADR	2,805,655
26,006	Linktone Ltd. ADR*	212,989
18,860	Qiao Xing Universal Telephone, Inc.*	108,634
119,419	UTStarcom, Inc.*	1,053,276
		13,466,124

	Utilities—4.3%
89,752	Huaneng Power International, Inc. ADR	2,625,246

	Total Common Stocks
	(Cost $59,012,150)	61,191,994

	Money Market Fund—0.5%
285,798	AIM Liquid Asset Portfolio Private Class
	(Cost $285,798)	$285,798

	Total Investments
	(Cost $59,297,948) (a)—100.1%	61,477,792
	Liabilities in excess of other assets—(0.1%)	(40,729)

	Net Assets—100.0%	$61,437,063

ADR American Depositary Receipt.

* Non-income producing security.

2

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $2,179,844 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,840,539 and aggregate gross unrealized depreciation of $2,660,695.

COUNTRY BREAKDOWN

July 31, 2005 (Unaudited)

		Total
	Value	Net Assets
China	$30,566,718	49.8%
Hong Kong	12,552,998	20.4
Cayman Islands	11,815,991	19.2
United States	3,338,216	5.4
British Virgin Islands	1,493,598	2.4
Bermuda	1,378,801	2.3
South Korea	234,210	0.4
Antigua	97,260	0.2

Total investments	61,477,792	100.1
Liabilities in excess of other assets	(40,729)	(0.1)

Net Assets	$61,437,063	100.0%

3

Schedule of Investments
PowerShares High Yield Equity Dividend Achievers™ Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Consumer Discretionary—1.3%
137,788	May Department Stores Co.	$5,656,197

	Consumer Staples—8.8%
156,719	Altria Group, Inc.	10,493,904
467,709	ConAgra Foods, Inc.	10,621,672
471,106	Sara Lee Corp.	9,389,143
193,002	Universal Corp.	9,206,195
		39,710,914

	Financials—50.9%
316,566	AmSouth Bancorp.	8,835,357
348,858	Arthur J. Gallagher & Co.	9,729,650
317,162	BancorpSouth, Inc.	7,383,531
206,442	Bank of America Corp.	9,000,871
191,237	BB&T Corp.	7,997,531
198,077	Citigroup, Inc.	8,616,350
141,287	Comerica, Inc.	8,632,636
548,881	F.N.B. Corp.	10,840,400
812,718	First Commonwealth Financial Corp.	11,337,415
175,307	First Indiana Corp.	5,667,675
321,434	First Merchants Corp.	8,775,148
335,073	FirstMerit Corp.	9,479,215
223,570	Hudson United Bancorp	9,367,583
262,292	KeyCorp	8,980,878
194,296	Marsh & McLennan Cos., Inc.	5,628,755
253,106	National City Corp.	9,342,142
367,141	Old National Bancorp	7,985,317
270,759	Regions Financial Corp.	9,108,333
249,291	Sky Financial Group, Inc.	7,099,808
329,166	Susquehanna Bancshares, Inc.	8,828,232
368,964	Valley National Bancorp	8,689,102
335,850	Washington Federal, Inc.	7,815,230
249,727	Washington Mutual, Inc.	10,608,403
116,512	Wells Fargo & Co.	7,146,846
262,752	WesBanco, Inc.	8,116,409
212,548	Whitney Holding Corp.	7,039,590
201,051	Wilmington Trust Corp.	7,541,423
		229,593,830

	Health Care—2.5%
365,080	Merck & Co., Inc.	11,339,385

1

	Industrials—1.7%
568,481	ServiceMaster (The) Co.	7,810,929

	Telecommunications—2.8%
516,008	SBC Communications, Inc.	12,616,396

	Utilities—31.8%
219,044	American States Water Co.	6,812,268
342,884	Atmos Energy Corp.	9,998,497
200,759	Black Hills Corp.	8,006,269
233,712	Consolidated Edison, Inc.	11,255,570
228,674	MGE Energy, Inc.	8,467,798
308,177	National Fuel Gas Co.	9,368,581
251,662	Nicor, Inc.	10,272,843
325,126	Otter Tail Corp.	9,396,141
257,897	Peoples Energy Corp.	11,128,256
360,315	Piedmont Natural Gas Co., Inc.	8,906,987
216,490	Pinnacle West Capital Corp.	9,915,242
273,752	Progress Energy, Inc.	12,212,078
331,780	Vectren Corp.	9,614,984
266,441	WGL Holdings, Inc.	9,178,892
158,080	WPS Resources Corp.	9,130,701
		143,665,107

	Total Investments
	(Cost $434,846,310) (a)—99.8%	450,392,758
	Other assets less liabilities—0.2%	884,300

	Net Assets—100.0%	$451,277,058

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $15,546,448 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $20,078,292 and aggregate gross unrealized depreciation of $4,531,844.

2

Schedule of Investments
PowerShares Wilderhill Clean Energy Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—2.8%
341,368	IMPCO Technologies, Inc.*	$1,597,602

	Consumer Staples—2.2%
144,883	MGP Ingredients, Inc.	1,256,136

	Energy—15.5%
295,590	Ballard Power Systems, Inc. (Canada)*	1,486,818
247,691	Evergreen Solar, Inc.*	1,746,221
139,254	FuelCell Energy, Inc.*	1,378,615
396,008	Hydrogenics Corp. (Canada)*	1,437,509
194,805	Plug Power, Inc.*	1,392,856
304,882	Quantum Fuel Systems Technologies Worldwide, Inc.*	1,371,969
		8,813,988

	Health Care—2.7%
53,201	Intermagnetics General Corp.*	1,562,513

	Industrials—12.1%
63,608	American Power Conversion Corp.	1,788,021
638,156	Magnetek, Inc.*	2,035,718
84,779	Medis Technologies Ltd.*	1,430,222
99,725	Ultralife Batteries, Inc.*	1,612,553
		6,866,514

	Information Technology—35.4%
169,709	American Superconductor Corp.*	1,944,864
59,167	Cree, Inc.*	1,754,302
122,889	Cypress Semiconductor Corp.*	1,764,686
217,819	Echelon Corp.*	1,831,858
363,916	Emcore Corp.*	1,866,889
32,137	International Rectifier Corp.*	1,512,046
33,557	Itron, Inc.*	1,625,837
20,706	KYOCERA Corp. ADR (Japan)	1,463,914
138,320	Maxwell Technologies, Inc.	1,910,199
421,412	Mechanical Technology, Inc.*	1,268,450
70,711	Power Integrations, Inc.*	1,633,424
506,341	UQM Technologies, Inc.*	1,620,291
		20,196,760

	Materials—8.9%
19,799	Air Products & Chemicals, Inc.	1,183,188
31,325	BOC Group PLC ADR (United Kingdom)	1,195,675

1

25,405	Praxair, Inc.	1,254,753
134,364	Zoltek Cos., Inc.*	1,448,444
		5,082,060

	Utilities—20.5%
475,477	Active Power, Inc.*	1,654,660
1,086,802	Capstone Turbine Corp.*	1,977,980
351,122	Distributed Energy Systems Corp.*	2,422,741
69,615	Energy Conversion Devices, Inc.*	1,739,679
34,773	IDACORP, Inc.	1,093,611
93,043	Ormat Technologies, Inc.	1,759,443
29,890	Scottish Power PLC ADR (United Kingdom)	1,056,313
		11,704,427

	Total Investments
	(Cost $54,209,749) (a)—100.1%	57,080,000
	Liabilities in excess of other assets—(0.1%)	(54,000)

	Net Assets—100.0%	$57,026,000

ADR American Depositary Receipt.

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $2,870,251 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,482,533 and aggregate gross unrealized depreciation of $1,612,282.

COUNTRY BREAKDOWN

July 31, 2005

		Total
	Value	Net Assets
United States	$50,439,771	88.5%
Canada	2,924,327	5.1
United Kingdom	2,251,988	3.9
Japan	1,463,914	2.6

Total investments	57,080,000	100.1
Liabilities in excess of other assets	(54,000)	(0.1)

Net Assets	$57,026,000	100.0%

2

Schedule of Investments
PowerShares Dynamic Large Cap Growth Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—18.4%
10,825	Bed Bath & Beyond, Inc.*	$496,868
7,885	Best Buy Co., Inc.	603,991
30,942	Comcast Corp.*	950,848
6,417	Marriott International, Inc., Class A	439,372
5,236	NIKE, Inc., Class B	438,777
19,534	Staples, Inc.	444,789
7,855	Starwood Hotels & Resorts Worldwide, Inc.	497,379
8,076	Target Corp.	474,465
56,760	Time Warner, Inc.	966,054
15,446	Walt Disney Co.	396,035
		5,708,578

	Consumer Staples—8.7%
10,777	Avon Products, Inc.	352,516
15,560	CVS Corp.	482,827
8,039	Gillette (The) Co.	431,453
6,639	Hershey (The) Co.	424,033
17,883	Procter & Gamble (The) Co.	994,831
		2,685,660

	Energy—3.4%
8,542	EOG Resources, Inc.	521,916
6,300	Schlumberger Ltd.	527,562
		1,049,478

	Financials—3.1%
5,984	Franklin Resources, Inc.	483,627
9,898	Moody’s Corp.	468,274
		951,901

	Health Care—26.1%
5,585	Aetna, Inc.	432,279
15,982	Amgen, Inc.*	1,274,564
7,398	Becton Dickinson & Co.	409,627
9,755	Caremark Rx, Inc.*	434,878
10,576	Gilead Sciences, Inc.*	473,911
5,805	Guidant Corp.	399,384
8,059	HCA, Inc.	396,906
14,775	Johnson & Johnson	945,009
8,256	Medco Health Solutions, Inc.*	399,921
18,804	Medtronic, Inc.	1,014,288

1

7,983	Quest Diagnostics, Inc.	409,847
20,619	UnitedHealth Group, Inc.	1,078,373
6,363	WellPoint, Inc.*	450,119
		8,119,106

	Industrials—8.9%
7,939	Danaher Corp.	440,218
4,817	FedEx Corp.	405,062
27,040	General Electric Co.	932,880
13,305	United Parcel Service, Inc., Class B	970,865
		2,749,025

	Information Technology—29.8%
13,025	Adobe Systems, Inc.	386,061
10,744	Apple Computer, Inc.*	458,232
9,663	Automatic Data Processing, Inc.	429,134
50,800	Cisco Systems, Inc.*	972,820
24,766	Dell, Inc.*	1,002,280
36,916	Intel Corp.	1,001,900
11,438	Linear Technology Corp.	444,481
38,764	Microsoft Corp.	992,746
24,879	Motorola, Inc.	526,937
78,297	Oracle Corp.*	1,063,273
27,083	QUALCOMM, Inc.	1,069,507
19,301	Symantec Corp.*	424,043
15,539	Texas Instruments, Inc.	493,519
		9,264,933

	Materials—1.6%
7,565	Monsanto Co.	509,654

	Total Common Stocks
	(Cost $29,432,505)	31,038,335

	Money Market Fund—0.0%
6,679	AIM Liquid Asset Portfolio Private Class
	(Cost $6,679)	6,679

	Total Investments
	(Cost $29,439,183) (a)—100.0%	31,045,014
	Other assets less liabilities—0.0%	9,916

	Net Assets—100.0%	$31,054,930

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $1,605,831 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,880,152 and aggregate gross unrealized depreciation $274,321.

2

Schedule of Investments
PowerShares Dynamic Large Cap Value Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Consumer Discretionary—1.5%
25,308	Ford Motor Co.	$271,808

	Consumer Staples—10.0%
8,673	Altria Group, Inc.	580,743
5,110	General Mills, Inc.	242,214
3,877	Kimberly-Clark Corp.	247,198
17,998	Kraft Foods, Inc., Class A	549,839
3,076	Reynolds American, Inc.	256,262
		1,876,256

	Energy—20.1%
5,075	Burlington Resources, Inc.	325,358
11,030	Chevron Corp.	639,850
11,167	ConocoPhillips	698,944
5,557	Devon Energy Corp.	311,692
10,562	Exxon Mobil Corp.	620,518
3,466	Kerr-McGee Corp.	278,008
3,526	Occidental Petroleum Corp.	290,119
4,497	Unocal Corp.	291,630
3,717	Valero Energy Corp.	307,693
		3,763,812

	Financials—33.8%
4,344	Allstate (The) Corp.	266,113
12,637	Bank of America Corp.	550,973
3,046	Chubb (The) Corp.	270,546
9,086	Genworth Financial, Inc.	284,937
3,419	Hartford Financial Services Group (The), Inc.	275,469
2,769	Lehman Brothers Holdings, Inc.	291,105
3,443	Loews Corp.	287,938
2,450	M&T Bank Corp.	265,850
10,881	Merrill Lynch & Co., Inc.	639,584
5,752	MetLife, Inc.	282,653
11,881	Morgan Stanley	630,287
2,648	Progressive (The) Corp.	263,979
4,180	Prudential Financial, Inc.	279,642
20,048	U.S. Bancorp	602,643
11,336	Wachovia Corp.	571,108
9,659	Wells Fargo & Co.	592,483
		6,355,310

1

	Health Care—4.5%
2,600	CIGNA Corp.	277,550
18,081	Merck & Co., Inc.	561,596
		839,146

	Industrials—7.1%
5,076	Burlington Northern Santa Fe Corp.	275,373
11,879	Cendant Corp.	253,735
3,877	Deere & Co.	285,077
2,355	General Dynamics Corp.	271,272
4,563	Northrop Grumman Corp.	253,018
		1,338,475

	Information Technology—8.1%
25,774	Hewlett-Packard Co.	634,556
7,739	International Business Machines Corp.	645,897
18,016	Xerox Corp.*	237,991
		1,518,444

	Telecommunications—4.4%
13,300	AT&T Corp.	263,340
16,616	Verizon Communications, Inc.	568,766
		832,106

	Utilities—10.3%
7,112	American Electric Power Co., Inc.	275,234
9,094	Duke Energy Corp.	268,637
6,748	Edison International	275,858
3,548	Entergy Corp.	276,531
5,401	Exelon Corp.	289,062
5,757	FirstEnergy Corp.	286,583
7,077	PG&E Corp.	266,308
		1,938,213

	Total Common Stocks
	(Cost $17,973,118)	18,733,570

	Money Market Fund—0.1%
23,780	AIM Liquid Asset Portfolio Private Class
	(Cost $23,780)	23,780

	Total Investments
	(Cost $17,996,897) (a)—99.9%	18,757,350
	Other assets less liabilities—0.1%	25,847

	Net Assets—100.0%	$18,783,197

* Non-income producing security.

2

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $760,453 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $962,850 and aggregate gross unrealized depreciation of $202,397.

3

Schedule of Investments
PowerShares Dynamic Mid Cap Growth Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—19.6%
1,542	Advance Auto Parts, Inc.*	$106,336
3,296	American Eagle Outfitters, Inc.	108,603
2,466	Brinker International, Inc.*	100,859
17,563	Coach, Inc.*	616,637
23,277	Dollar General Corp.	472,989
2,977	Education Management Corp.*	103,451
1,188	Getty Images, Inc.*	95,931
3,110	Harte-Hanks, Inc.	84,592
21,674	Hilton Hotels Corp.	536,432
2,417	John Wiley & Sons, Inc., Class A	103,568
14,374	MGM Mirage*	653,298
2,310	Michaels Stores, Inc.	94,710
2,914	Penn National Gaming, Inc.*	104,176
2,826	PETCO Animal Supplies, Inc.*	78,761
1,768	Pixar*	76,042
2,378	Williams-Sonoma, Inc.*	105,012
		3,441,397

	Consumer Staples—4.1%
3,165	7-Eleven, Inc.*	107,135
2,529	Church & Dwight Co., Inc.	94,964
13,107	Estee Lauder (The) Cos., Inc., Class A	513,008
		715,107

	Energy—7.0%
9,346	Noble Corp.	627,864
28,416	Williams (The) Cos., Inc.	603,556
		1,231,420

	Financials—10.2%
2,396	CB Richard Ellis Group, Inc.*	110,312
2,439	Chicago Mercantile Exchange Holdings, Inc.	734,261
3,879	Eaton Vance Corp.	95,307
6,282	Legg Mason, Inc.	641,706
2,702	SEI Investments Co.	104,459
1,925	SVB Financial Group*	98,830
		1,784,875

	Health Care—17.4%
2,350	AMERIGROUP Corp.*	81,428
1,824	Barr Pharmaceuticals, Inc.*	86,494
1,196	Bausch & Lomb, Inc.	101,241
7,391	C. R. Bard, Inc.	493,645
1,427	Cerner Corp.*	107,624
2,070	Covance, Inc.*	102,569
7,643	Coventry Health Care, Inc.*	540,589

1

1,353	Dade Behring Holdings, Inc.	102,557
2,090	DaVita, Inc.*	98,732
1,617	DENTSPLY International, Inc.	90,148
2,003	Edwards Lifesciences Corp.*	91,878
10,833	Express Scripts, Inc.*	566,565
1,575	IDEXX Laboratories, Inc.*	99,950
1,625	Kos Pharmaceuticals, Inc.*	116,188
2,099	LifePoint Hospitals, Inc.*	98,149
2,065	Lincare Holdings, Inc.*	83,302
4,796	PerkinElmer, Inc.	100,620
1,376	Sierra Health Services, Inc.*	92,797
		3,054,476

	Industrials—10.3%
2,395	Ametek, Inc.	98,674
3,618	Copart, Inc.*	88,496
2,234	Goodrich Corp.	98,832
3,077	Herman Miller, Inc.	98,249
2,388	IDEX Corp.	104,308
9,975	Rockwell Automation, Inc.	513,812
10,532	Rockwell Collins, Inc.	513,961
2,980	Thomas & Betts Corp.*	100,635
2,527	Waste Connections, Inc.*	90,972
1,867	Weight Watchers International, Inc.*	106,083
		1,814,022

	Information Technology—21.0%
4,991	Acxiom Corp.	100,619
13,843	Autodesk, Inc.*	473,292
3,682	Citrix Systems, Inc.*	87,742
12,030	Fiserv, Inc.*	533,771
1,363	Global Payments, Inc.	90,285
3,154	Harris Corp.	116,919
4,298	Interactive Data Corp.*	92,063
11,929	Intuit, Inc.*	572,592
3,131	Lam Research Corp.*	89,077
3,357	McAfee, Inc.*	105,410
25,369	National Semiconductor Corp.	626,868
3,388	NVIDIA Corp.*	91,679
2,790	QLogic Corp.*	86,630
2,697	Scientific-Atlanta, Inc.	103,835
14,870	SunGard Data Systems, Inc.*	533,684
		3,704,466

	Materials—3.5%
15,804	Ecolab, Inc.	530,698
1,309	Greif, Inc., Class A	82,467
		613,165

	Telecommunications—3.7%
21,609	Nextel Partners, Inc., Class A*	538,064
2,576	West Corp.*	103,014
		641,078

	Utilities—3.2%
35,275	AES (The) Corp.*	566,164

2

Total Investments
(Cost $16,597,612) (a)—100.0%	17,566,170
Liabilities in excess of other assets—0.0%	(8,522)

Net Assets—100.0%	$17,557,648

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $968,558 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,161,421 and aggregate gross unrealized depreciation of $192,863.

3

Schedule of Investments
PowerShares Dynamic Mid Cap Value Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.2%
	Consumer Discretionary—20.9%
1,459	Autoliv, Inc.	$64,998
3,403	AutoNation, Inc.*	73,471
1,786	Barnes & Noble, Inc.*	73,262
4,422	Black & Decker (The) Corp.	399,351
5,612	Federated Department Stores, Inc.	425,782
8,759	Genuine Parts Co.	401,075
968	McClatchy (The) Co., Class A	64,420
12,679	Nordstrom, Inc.	469,250
91	NVR, Inc.*	85,358
3,347	Office Depot, Inc.*	94,988
866	Standard Pacific Corp.	82,608
1,527	Stanley Works (The)	74,716
6,678	V.F. Corp.	394,269
		2,703,548

	Consumer Staples—5.2%
2,264	BJ’s Wholesale Club, Inc.*	72,199
6,526	Del Monte Foods Co.*	73,352
1,871	Pilgrim’s Pride Corp.	70,817
2,051	SUPERVALU, Inc.	72,605
8,503	UST, Inc.	391,309
		680,282

	Financials—35.0%
1,635	A.G. Edwards, Inc.	72,431
1,957	Allmerica Financial Corp.*	76,323
2,099	American Financial Group, Inc.	71,030
1,453	AmerUs Group Co.	74,946
15,144	AON Corp.	385,263
1,955	Assurant, Inc.	72,237
1,382	Bank of Hawaii Corp.	70,966
9,537	Cincinnati Financial Corp.	393,115
962	City National Corp.	70,293
13,891	CNA Financial Corp.*	416,870
6,704	Comerica, Inc.	409,615
1,382	Commerce Bancshares, Inc.	74,365
1,128	Commerce Group, Inc.	70,331
1,514	Compass Bancshares, Inc.	72,990
3,369	Conseco, Inc.*	73,478
1,753	First American Corp.	77,044
2,119	Hibernia Corp., Class A	71,665
1,310	Mercantile Bankshares Corp.	72,888
1,242	Mercury General Corp.	71,676
1,787	Nationwide Financial Services, Inc., Class A	70,729

1

2,727	Old Republic International Corp.	71,611
1,056	PartnerRe Ltd. (Bermuda)	68,450
1,814	PMI Group (The), Inc.	74,283
1,699	Protective Life Corp.	74,008
3,848	Providian Financial Corp.*	72,727
1,461	Radian Group, Inc.	75,358
1,489	Reinsurance Group of America, Inc.	62,791
7,192	SAFECO Corp.	395,128
907	StanCorp Financial Group, Inc.	78,310
1,278	Torchmark Corp.	66,801
6,032	UnionBanCal Corp.	430,324
1,352	Unitrin, Inc.	71,994
1,981	W. R. Berkley Corp.	74,149
2,120	Whitney Holding Corp.	70,214
951	Zions Bancorp.	67,977
		4,522,380

	Industrials—6.1%
9,136	CSX Corp.	416,054
8,378	Pitney Bowes, Inc.	373,491
		789,545

	Information Technology—3.5%
2,536	Arrow Electronics, Inc.*	76,131
8,117	Computer Sciences Corp.*	371,596
		447,727

	Materials—12.2%
1,146	Eastman Chemical Co.	63,477
1,231	FMC Corp.*	74,451
11,296	Georgia-Pacific Corp.	385,758
2,647	Owens-Illinois, Inc.*	67,896
4,434	Phelps Dodge Corp.	471,999
8,198	Rohm and Haas Co.	377,600
1,739	United States Steel Corp.	74,168
1,390	USG Corp.*	67,971
		1,583,320

	Telecommunication Services—0.6%
2,098	CenturyTel, Inc.	72,108

	Utilities—15.7%
5,654	CenterPoint Energy, Inc.	77,686
7,221	Constellation Energy Group, Inc.	434,775
2,694	DPL, Inc.	74,354
1,730	KeySpan Corp.	70,394
15,889	NiSource, Inc.	385,944
6,713	PPL Corp.	413,387
9,801	Sempra Energy	416,543
2,534	UGI Corp.	74,348
1,879	Wisconsin Energy Corp.	75,442
		2,022,873

2

	Total Common Stocks
	(Cost $12,275,067)	12,821,783

	Money Market Fund—0.7%
86,431	AIM Liquid Asset Portfolio Private Class
	(Cost $86,431)	$86,431

	Total Investments
	(Cost $12,361,497) (a) —99.9%	12,908,214
	Other assets less liabilities—0.1%	16,056

	Net Assets—100.0%	$12,924,270

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $546,717 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $634,030 and aggregate gross unrealized depreciation of $87,313.

COUNTRY BREAKDOWN

July 31, 2005

		Total
	Value	Net Assets

United States	$12,839,764	99.4%
Bermuda	68,450	0.5

Total investments	12,908,214	99.9
Other assets less liabilities	16,056	0.1

Net Assets	$12,924,270	100.0%

3

Schedule of Investments
PowerShares Dynamic Small Cap Growth Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.2%
	Consumer Discretionary—15.0%
1,971	Aaron Rents, Inc.	$48,368
8,905	Aeropostale, Inc.*	265,815
9,537	Ameristar Casinos, Inc.	279,721
1,194	Bright Horizons Family Solutions, Inc.*	54,661
943	Children’s Place Retail Stores (The), Inc.*	43,095
2,691	CKE Restaurants, Inc.	34,875
4,103	Electronics Boutique Holdings Corp.*	265,300
1,282	Hibbett Sporting Goods, Inc.*	51,318
4,814	Hollinger International, Inc., Class A	47,899
10,799	Navigant Consulting, Inc.,*	215,980
3,922	Panera Bread Co., Class A*	228,457
1,446	Rare Hospitality International, Inc.*	45,057
1,852	Stein Mart, Inc.	42,022
1,621	Vail Resorts, Inc.*	46,053
2,178	Ventiv Health, Inc.*	47,916
		1,716,537

	Consumer Staples—0.8%
1,034	Chattem, Inc.*	47,110
4,128	Playtex Products, Inc.*	44,004
		91,114

	Energy—14.0%
39,210	Grey Wolf, Inc.*	300,741
4,711	Hydril*	302,258
10,843	McDermott International, Inc.*	256,871
8,112	Parker Drilling Co.*	60,029
15,638	Superior Energy Services, Inc.*	333,715
11,123	Todco, Class A*	341,586
		1,595,200

	Financials—4.9%
1,937	Asset Acceptance Capital Corp.*	52,958
1,391	Bank of the Ozarks, Inc.	46,557
2,891	Danielson Holdings Corp.*	37,294
1,239	Greenhill & Co., Inc.	47,528
14,571	Nasdaq Stock Market (The), Inc.*	330,033
1,146	Portfolio Recovery Associates, Inc.*	48,361
		562,731

	Health Care—22.4%
1,491	Amedisys, Inc.*	58,358
6,002	American Healthways, Inc.*	267,509
12,003	Andrx Corp.*	222,656
7,583	Centene Corp.*	222,182
1,055	Chemed Corp.	45,365

1

988	Dionex Corp.*	45,606
1,108	Haemonetics Corp.*	46,791
1,215	Holologic, Inc.*	55,392
7,074	Immucor, Inc.*	194,323
5,083	Intuitive Surgical, Inc.*	352,759
12,398	KV Pharmaceutical Co., Class A*	197,252
1,030	LCA-Vision, Inc.	47,174
1,342	Lifeline Systems, Inc.*	46,031
1,792	Medcath Corp.*	48,760
6,059	Mentor Corp.	301,435
1,951	Radiation Therapy Services, Inc.*	50,941
863	Sunrise Senior Living, Inc.*	45,739
7,429	United Surgical Partners International, Inc.*	267,518
1,307	WellCare Health Plans, Inc.*	50,084
		2,565,875

	Industrials—13.1%
3,087	AAR Corp.*	55,473
986	Advisory Board (The) Co.*	51,449
1,379	ARGON ST, Inc.*	47,934
1,036	Consolidated Graphics, Inc.*	44,134
6,553	Engineered Support Systems, Inc.	242,330
531	ESCO Technologies, Inc.*	58,208
2,461	Healthcare Services Group	45,086
1,760	Heidrick & Struggles International, Inc.*	52,765
1,671	HUB Group, Inc.*	51,768
9,839	Knight Transportation, Inc.	232,692
2,805	Korn/Ferry International*	55,820
2,331	Labor Ready, Inc.*	55,268
2,276	LECG Corp.*	49,196
1,597	Mercury Computer Systems, Inc.*	44,237
12,235	Rollins, Inc.	255,588
1,450	Teledyne Technologies, Inc.*	55,028
5,388	TeleTech Holdings, Inc.*	43,912
2,213	WABTEC Corp.	54,064
		1,494,952

	Information Technology—24.9%
1,330	ANSYS, Inc.*	48,359
5,516	Anteon International Corp.*	258,976
5,217	Arris Group, Inc.*	57,596
3,281	Blackbaud, Inc.	46,918
1,401	Coherent, Inc.*	47,690
1,162	Comtech Telecommunications Corp.*	41,077
2,146	Digital Insight Corp.*	52,577
1,765	Digital River, Inc.*	70,556
1,853	DSP Group, Inc.*	46,232
7,605	Factset Research Systems, Inc.	278,951
1,580	Filenet Corp.*	44,667
5,109	Informatica Corp.*	54,002
1,370	Infospace, Inc.*	33,072
1,162	iPayment, Inc.*	44,981
1,247	j2 Global Communications, Inc.*	50,017
5,639	MICROS Systems, Inc.*	242,195
4,049	NetIQ Corp.*	46,361
10,724	ON Semiconductor Corp.*	61,663
40,941	Parametric Technology Corp.*	282,493
1,511	Progress Software Corp.*	46,977
765	Quality Systems, Inc.*	44,309
3,441	Quest Software, Inc.*	49,034

2

1,939	Sigmatel, Inc.*	38,838
1,458	SS&C Technologies, Inc.	53,100
8,557	Tessera Technologies, Inc.*	300,521
1,598	THQ, Inc.*	55,898
1,941	Transaction Systems Architects, Inc.*	51,922
3,441	Trizetto Group*	55,366
1,723	WebEx Communications, Inc.*	49,226
4,645	Websense, Inc.*	231,507
3,286	Wind River Systems, Inc.*	56,158
		2,841,239

	Telecommunications—5.1%
18,928	Centennial Communications Corp.*	265,938
125,596	Level 3 Communications, Inc.*	258,728
6,419	Ubiquitel, Inc.*	58,670
		583,336

	Total Common Stocks
	(Cost $10,616,916)	11,450,984

	Total Investments
	(Cost $10,616,916) (a)—100.2%	11,450,984
	Liabilities in excess of other assets—(0.2%)	(26,162)

	Net Assets—100.0%	$11,424,822

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $834,068 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,262,315 and aggregate gross unrealized depreciation of $428,247.

3

Schedule of Investments
PowerShares Dynamic Small Cap Value Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Consumer Discretionary—15.0%
2,449	Blyth, Inc.	$68,278
2,208	Burlington Coat Factory Warehouse Corp.	90,594
2,882	Catalina Marketing Corp.	68,966
3,795	Cato (The) Corp.	80,302
7,687	Charming Shoppes, Inc.*	90,169
3,945	CSK Auto Corp.*	73,811
2,186	Genesco, Inc.*	81,472
9,166	Jack in the Box, Inc.*	348,766
2,201	K-Swiss, Inc., Class A	74,328
2,177	Movie Gallery, Inc.	54,599
4,148	Payless ShoeSource, Inc.*	80,554
1,878	Pre-Paid Legal Services, Inc.	88,736
2,896	ShopKo Stores, Inc.*	73,703
2,002	Steiner Leisure Ltd. (Bahamas)*	69,189
12,550	Talbots (The), Inc.	428,834
16,655	Tupperware Corp.	355,251
1,950	UniFirst Corp.	86,795
12,322	Zale Corp.*	418,948
		2,633,295

	Consumer Staples—3.9%
2,412	Chiquita Brands International, Inc.	72,794
3,146	Domino’s Pizza, Inc.	78,713
1,461	IHOP Corp.	64,167
8,717	Lancaster Colony Corp.	385,553
1,852	Weis Markets, Inc.	75,562
		676,789

	Energy—3.3%
12,142	Cabot Oil & Gas Corp.	491,993
2,093	Swift Energy Co.*	85,353
		577,346

	Financials—41.4%
5,043	21st Century Insurance Group	76,906
1,101	Alabama National BanCorp.	76,354
2,458	Amcore Financial, Inc.	77,771
8,573	Arch Capital Group Ltd. (Bermuda)*	394,358
3,334	Argonaut Group, Inc.*	80,116
881	BancFirst Corp.	75,140
2,193	Chemical Financial Corp.	73,246
2,053	City Holding Co.	78,733
2,984	Community Bank System, Inc.	71,765
11,763	CompuCredit Corp.*	445,465
7,109	Corus Bankshares, Inc.	446,018
8,945	Delphi Financial Group, Inc., Class A	433,922
28,441	Doral Financial Corp.	438,845

1

1,551	First Community Bancorp, Inc.	79,473
2,225	First Financial Bankshares, Inc.	79,833
2,128	Hancock Holding Co.	79,949
9,860	Hilb Rogal & Hobbs Co.	334,155
3,809	Horace Mann Educators Corp.	76,104
2,167	Infinity Property & Casualty Corp.	76,798
3,599	Investment Technology Group, Inc.*	92,206
1,252	LandAmerica Financial Group, Inc.	78,475
2,532	Mid-State Bancshares	78,188
2,096	Midland (The) Co.	79,208
375	National Western Life Insurance Co., Class A*	76,875
15,735	Odyssey Re Holdings Corp.	399,197
15,958	Ohio Casualty Corp. *	407,727
2,430	PFF Bancorp, Inc.	75,184
1,751	ProAssurance Corp.*	75,223
1,611	RLI Corp.	76,684
1,961	S&T Bancorp, Inc.	77,989
2,134	Safety Insurance Group, Inc.	77,229
7,975	Selective Insurance Group, Inc.	397,075
2,542	State Auto Financial Corp.	79,946
5,059	Sterling Bancshares, Inc.	79,477
5,716	TrustCo Bank Corp.	76,194
13,174	Trustmark Corp.	376,513
2,830	UICI	87,306
11,326	United Bankshares, Inc.	428,236
1,759	United Fire & Casualty Co.	78,768
3,722	Universal American Financial Corp.*	91,636
21,246	Waddell & Reed Financial, Inc.	412,810
1,104	Zenith National Insurance Corp.	76,883
		7,273,980

	Health Care—4.4%
12,056	Apria Healthcare Group, Inc.*	406,649
9,919	Kindred Healthcare, Inc.*	364,424
		771,073

	Industrials—12.8%
2,208	Albany International Corp., Class A	77,368
1,606	Banta Corp.	76,670
14,178	Crane Co.	441,645
7,881	ExpressJet Holdings, Inc.*	81,568
1,591	Genlyte Group, Inc.*	81,746
1,859	John H. Harland Co.	71,813
18,687	Lennox International, Inc.	456,336
2,245	Moog, Inc., Class A*	70,875
1,608	Overnite Corp.	69,321
15,304	Swift Transportation Co., Inc.*	336,535
11,223	URS Corp.*	420,301
2,625	Watson Wyatt & Co. Holdings	72,503
		2,256,681

	Information Technology—3.3%
36,074	EarthLink, Inc.*	343,786
1,800	Imation Corp.	78,030
2,486	Komag, Inc.*	88,203
2,189	Rofin-Sinar Technologies, Inc.*	78,541
		588,560

2

	Materials—9.0%
7,086	Carpenter Technology Corp.	443,867
3,903	Metal Management, Inc.*	92,072
20,223	Olin Corp.	371,092
2,900	OM Group, Inc.*	67,947
10,675	PolyOne Corp.*	76,220
7,587	Quanex Corp.	462,807
1,231	Silgan Holdings, Inc.	70,696
		1,584,701

	Telecommunications—1.4%
7,809	Aspect Communications Corp.*	89,257
1,349	Commonwealth Telephone Enterprises, Inc.	57,737
13,512	Time Warner Telecom, Inc., Class A*	91,747
		238,741

	Utilities—5.4%
1,913	Black Hills Corp.	76,290
20,072	Duquesne Light Holdings, Inc.	389,397
2,468	South Jersey Industries, Inc.	72,485
11,730	WGL Holdings, Inc.	404,099
		942,271

	Total Common Stocks
	(Cost $16,247,863)	17,543,437

	Money Market Fund—0.0%
7,423	AIM Liquid Asset Portfolio Private Class
	(Cost $7,423)	7,423

	Total Investments
	(Cost $16,255,286) (a)—99.9%	17,550,860
	Other assets less liabilities—0.1%	12,785

	Net Assets—100.0%	$17,563,645

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $1,295,574 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,428,249 and aggregate gross unrealized depreciation of $132,675.

3

Schedule of Investments
PowerShares Dynamic Biotechnology & Genome Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Health Care—95.1%
36,038	Affymetrix, Inc.*	$1,682,614
83,644	Alexion Pharmaceuticals, Inc.*	2,178,090
55,378	Amgen, Inc.*	4,416,395
162,285	Applera Corp. - Applied Biosystems Group	3,378,774
192,017	Applera Corp. - Celera Genomics Group*	2,369,490
184,856	Cubist Pharmaceuticals, Inc.*	3,159,189
94,326	CV Therapeutics, Inc.*	2,657,163
42,037	Dionex Corp.*	1,940,428
44,378	Genentech, Inc.*	3,964,287
54,939	Genzyme Corp.*	4,088,010
85,480	Gilead Sciences, Inc.*	3,830,359
165,378	Human Genome Sciences, Inc.*	2,422,788
89,697	Idenix Pharmaceuticals, Inc.*	2,283,686
244,632	Incyte Corp.*	1,949,717
23,592	Invitrogen Corp.*	2,023,486
243,055	Medarex, Inc.*	2,369,786
133,283	MedImmune, Inc.*	3,786,570
221,610	Millennium Pharmaceuticals, Inc.*	2,289,231
36,440	Millipore Corp.*	2,232,679
113,064	Myriad Genetics, Inc.*	1,989,926
106,001	Nektar Therapeutics*	1,988,579
85,816	Serologicals Corp.*	1,973,768
40,423	Techne Corp.*	1,983,557
36,483	United Therapeutics Corp.*	1,946,368
51,283	Varian, Inc.*	1,921,574
135,517	Vertex Pharmaceuticals, Inc.*	2,161,496
89,536	Waters Corp.*	4,054,190
105,056	Zymogenetics, Inc.*	1,862,643
		72,904,843

	Materials—4.8%
57,642	Sigma-Aldrich Corp.	3,698,311

	Total Investments
	(Cost $73,836,426) (a) —99.9%	76,603,154
	Other assets less liabilities—0.1%	103,434

	Net Assets—100.0%	$76,706,588

* Non-income producing security.

1

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $2,766,728 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,318,648 and aggregate gross unrealized depreciation of.                . $551,920

2

Schedule of Investments
PowerShares Dynamic Food & Beverage Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.9%
	Consumer Discretionary—21.1%
39,712	CKE Restaurants, Inc.	$514,668
29,952	Domino’s Pizza, Inc.	749,399
16,032	Jack in the Box, Inc.*	610,018
38,784	McDonald’s Corp.	1,208,896
10,624	Panera Bread Co., Class A*	618,848
16,848	Papa John’s International, Inc.*	726,149
12,976	Yum! Brands, Inc.	679,294
		5,107,272

	Consumer Staples—78.8%
22,640	7-Eleven, Inc.*	766,364
11,488	Brown-Forman Corp., Class B	671,474
10,960	Bunge Ltd.	672,834
22,976	Chiquita Brands International, Inc.	693,416
44,768	ConAgra Foods, Inc.	1,016,681
63,456	Del Monte Foods Co.*	713,245
22,112	Fresh Del Monte Produce, Inc. (Cayman Islands)	581,767
24,288	General Mills, Inc.	1,151,251
25,152	Great Atlantic & Pacific Tea (The) Co., Inc.*	720,605
18,624	Hershey (The) Co.	1,189,515
19,952	Hormel Foods Corp.	590,779
26,288	Kellogg Co.	1,191,108
36,672	Kraft Foods, Inc., Class A	1,120,330
26,304	PepsiAmericas, Inc.	678,117
18,192	Pilgrim’s Pride Corp.	688,567
27,232	Ruddick Corp.	750,514
28,912	Safeway, Inc.	702,562
57,632	Sara Lee Corp.	1,148,606
512	Seaboard Corp.	880,133
21,712	Smithfield Foods, Inc.*	567,117
19,952	SUPERVALU, Inc.	706,301
32,096	Sysco Corp.	1,157,382
17,632	Weis Markets, Inc.	719,386
		19,078,054

	Total Common Stocks
	(Cost $24,004,920)	24,185,326

	Money Market Fund—0.1%
11,925	AIM Liquid Asset Portfolio Private Class
	(Cost $11,925)	11,925

1

Total Investments
(Cost $24,016,845)(a)—100.0%	24,197,251
Other assets less liabilities—0.0%	10,333

Net Assets—100.0%	$24,207,584

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $180,406 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $764,668 and aggregate gross unrealized depreciation of $584,262.

2

Schedule of Investments
PowerShares Dynamic Leisure & Entertainment Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—97.4%
26,304	Ameristar Casinos, Inc.	$771,496
25,280	Applebees International, Inc.	670,173
14,384	Argosy Gaming Co.*	673,027
17,984	Brinker International, Inc.*	735,546
23,360	Carnival Corp.	1,224,064
40,432	CKE Restaurants, Inc.	523,999
20,528	Darden Restaurants, Inc.	712,322
30,496	Domino’s Pizza, Inc.	763,010
23,440	GTECH Holdings Corp.	702,262
51,520	Hilton Hotels Corp.	1,275,120
14,160	Ihop Corp.	621,907
16,320	Jack in the Box, Inc.*	620,976
22,208	Lone Star Steakhouse & Saloon, Inc.	667,572
18,320	Marriott International, Inc., Class A	1,254,370
39,504	McDonald’s Corp.	1,231,340
34,176	MGM Mirage*	1,553,300
35,504	O’Charleys, Inc.*	635,877
10,816	Panera Bread Co., Class A*	630,032
17,152	Papa John’s International, Inc.*	739,251
21,232	Penn National Gaming, Inc.*	759,044
12,880	Pixar*	553,969
21,712	Rare Hospitality International, Inc.*	676,546
19,952	Sonic Corp.*	604,745
22,432	Starwood Hotels & Resorts Worldwide, Inc.	1,420,394
32,704	Steak N Shake (The) Co.*	708,042
19,408	Steiner Leisure Ltd. (Bahamas)*	670,740
24,352	Vail Resorts, Inc.*	691,840
24,208	Yum! Brands, Inc.	1,267,289
		23,358,253

	Information Technology—2.6%
33,056	Sabre Holdings Corp., Class A	634,675

	Total Common Stocks
	(Cost $23,946,591)	23,992,928

	Money Market Fund—0.0%
3,573	AIM Liquid Asset Portfolio Private Class
	(Cost $3,573)	3,573

1

Total Investments
(Cost $23,950,164) (a)—100.0%	23,996,501
Liabilities in excess of other assets—0.0%	(5,504)

Net Assets—100.0%	$23,990,997

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $46,337 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $740,921 and aggregate gross unrealized depreciation of $694,584.

2

Schedule of Investments
PowerShares Dynamic Media Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—100.1%
22,883	ADVO, Inc.	$804,337
17,395	Arbitron, Inc.	721,893
29,111	Belo Corp., Class A	695,171
29,685	Catalina Marketing Corp.	710,362
40,247	Comcast Corp.*	1,236,790
212,981	Gemstar-TV Guide International, Inc.*	655,981
9,209	Getty Images, Inc.*	743,627
24,067	Harte-Hanks, Inc.	654,622
76,858	Hollinger International, Inc., Class A	764,737
21,865	InfoSpace, Inc.*	527,821
63,991	Insight Communications Co., Inc.*	740,376
18,706	John Wiley & Sons, Inc., Class A	801,552
42,777	Journal Communications, Inc.	684,432
17,034	Lee Enterprises, Inc.	729,226
146,338	Liberty Media Corp.*	1,286,311
10,189	McClatchy (The) Co.	678,078
29,952	McGraw-Hill (The) Cos., Inc.	1,378,092
14,279	Meredith Corp.	706,811
22,166	New York Times (The) Co., Class A	698,672
15,698	Omnicom Group, Inc.	1,332,289
13,682	Pixar*	588,463
21,525	ProQuest Co.*	745,841
19,044	Scholastic Corp.*	704,057
82,895	Sinclair Broadcast Group, Inc., Class A	746,055
73,824	Time Warner, Inc.	1,256,484
35,682	Tribune Co.	1,302,393
48,863	Univision Communications, Inc.*	1,381,845
20,436	Valassis Communications, Inc.*	808,244
46,884	Walt Disney Co.	1,202,106

	Total Common Stocks
	(Cost $25,578,480)	25,286,668

	Money Market Fund—0.0%
8,834	AIM Liquid Asset Portfolio Private Class
	(Cost $8,834)	8,834

1

Total Investments
(Cost $25,587,314)(a)—100.1%	25,295,502
Liabilities in excess of other assets—(0.1%)	(15,973)

Net Assets—100.0%	$25,279,529

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized depreciation was $291,812 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $593,856 and aggregate gross unrealized depreciation of $885,668.

2

Schedule of Investments
PowerShares Dynamic Networking Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Information Technology—100.1%
172,800	3Com Corp.*	$628,992
37,136	ADC Telecommunications, Inc.*	970,735
29,856	Adtran, Inc.	798,947
34,992	Altiris, Inc.*	528,729
48,848	Andrew Corp.*	536,840
227,552	Applied Micro Circuits Corp.*	684,932
76,112	Arris Group, Inc.*	840,276
70,944	Avaya, Inc.*	732,852
18,000	Broadcom Corp.*	769,860
163,200	Brocade Communications Systems, Inc.*	731,136
269,280	Ciena Corp.*	603,187
32,944	Cisco Systems, Inc.*	630,878
26,048	Citrix Systems, Inc.*	620,724
16,960	Comtech Telecommunications Corp.*	599,536
448,784	Conexant Systems, Inc.*	857,177
27,040	DSP Group, Inc.*	674,648
35,104	Emulex Corp.*	666,625
137,792	Extreme Networks, Inc.*	658,646
12,608	F5 Networks, Inc.*	531,805
72,288	Foundry Networks, Inc.*	855,890
29,792	Internet Security Sysytems, Inc.*	678,364
394,064	JDS Uniphase Corp.*	595,037
46,688	Juniper Networks, Inc.*	1,120,045
421,632	Lucent Technologies, Inc.*	1,235,382
43,584	McAfee, Inc.*	1,368,538
26,000	Mercury Interactive Corp.*	1,023,620
69,008	Motorola, Inc.	1,461,588
65,024	NETGEAR, Inc.*	1,346,647
108,304	NetIQ Corp.*	1,240,081
247,344	Opsware, Inc.*	1,385,126

	Total Investments
	(Cost $23,974,087) (a)—100.1%	25,376,843
	Liabilities in excess of other assets—(0.1%)	(16,916)

	Net Assets—100.0%	$25,359,927

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $1,402,756 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,967,234 and aggregate gross unrealized depreciation of $564,478.

1

Schedule of Investments
PowerShares Dynamic Pharmaceuticals Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.0%
	Health Care—100.0%
27,156	Abbott Laboratories	$1,266,284
9,220	Allergan, Inc.	823,991
57,439	Alpharma, Inc., Class A	806,444
16,295	American Pharmaceutical Partners, Inc.*	739,630
21,007	Amgen, Inc.*	1,675,309
14,262	Barr Pharmaceuticals, Inc.*	676,304
27,912	Bristol-Myers Squibb Co.	697,242
17,819	Celgene Corp.*	852,639
22,317	Eli Lilly & Co.	1,256,893
35,780	Endo Pharmaceuticals Holdings, Inc.*	1,018,299
38,437	First Horizon Pharmaceuticals Corp.*	817,939
16,834	Genentech, Inc.*	1,503,782
11,367	Genzyme Corp.*	845,818
17,687	Gilead Sciences, Inc.*	792,554
19,416	Johnson & Johnson	1,241,847
76,015	King Pharmaceuticals, Inc.*	847,567
12,701	Kos Pharmaceuticals, Inc.*	908,122
36,737	KV Pharmaceutical Co., Class A*	584,486
24,984	Medicis Pharmaceutical Corp., Class A	847,457
27,578	MedImmune, Inc.*	783,491
40,270	Merck & Co., Inc.	1,250,786
43,331	Mylan Laboratories, Inc.	752,226
45,692	Pfizer, Inc.	1,210,838
36,197	Schering-Plough Corp.	753,622
12,117	Sepracor, Inc.*	634,325
34,188	Valeant Pharmaceuticals International	674,529
24,083	Watson Pharmaceuticals, Inc.*	804,372
30,135	Wyeth	1,378,677

	Total Investments
	(Cost $25,459,837) (a)—100.0%	26,445,473
	Other assets less liabilities—0.0%	3,331

	Net Assets—100.0%	$26,448,804

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $985,636 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,613,487 and aggregate gross unrealized depreciation of $627,851.

1

Schedule of Investments
PowerShares Dynamic Semiconductors Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Information Technology—100.1%
103,872	Altera Corp.*	$2,271,681
141,120	Applied Materials, Inc.	2,605,075
52,800	DSP Group, Inc.*	1,317,360
135,808	Entegris, Inc.*	1,598,460
78,816	Genesis Microchip, Inc.*	1,957,789
102,993	Integrated Device Technology, Inc.*	1,190,599
85,664	Intel Corp.	2,324,921
26,784	International Rectifier Corp.*	1,260,187
51,840	KLA-Tencor Corp.	2,680,128
43,232	Lam Research Corp.*	1,229,950
61,920	Linear Technology Corp.	2,406,211
191,153	LSI Logic Corp.*	1,865,653
90,961	MEMC Electronic Materials, Inc.*	1,545,427
114,592	Micrel, Inc.*	1,385,417
42,688	Microchip Technology, Inc.	1,326,316
117,568	Micron Technology, Inc.*	1,396,708
64,256	Microsemi Corp.*	1,371,866
76,928	MKS Instruments, Inc.*	1,470,094
114,336	National Semiconductor Corp.	2,825,244
46,816	NVIDIA Corp.*	1,266,841
80,160	Omnivision Technologies, Inc.*	1,132,661
305,472	ON Semiconductor Corp.*	1,756,464
54,720	Photronics, Inc.*	1,468,685
53,152	Power Integrations, Inc.*	1,227,811
62,848	QUALCOMM, Inc.	2,481,868
69,169	Semtech Corp.*	1,269,943
55,232	Sigmatel, Inc.*	1,106,297
45,696	Silicon Laboratories, Inc.*	1,337,522
201,856	Skyworks Solutions, Inc.*	1,479,604
84,128	Texas Instruments, Inc.	2,671,905

	Total Investments
	(Cost $49,451,324) (a)—100.1%	51,228,687
	Liabilities in excess of other assets—(0.1%)	(30,928)

	Net Assets—100.0%	$51,197,759

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $1,777,363 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,054,745 and aggregate gross unrealized depreciation of $277,382.

1

Schedule of Investments
PowerShares Dynamic Software Portfolio
July 31, 2005 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.2%
	Financials—6.6%
37,941	Investment Technology Group, Inc.*	$972,049
21,393	SEI Investments Co.	827,053
		1,799,102

	Health Care—3.1%
11,286	Cerner Corp.*	851,190

	Information Technology—90.5%
40,454	Adobe Systems, Inc.	1,199,057
21,728	ANSYS, Inc.*	790,030
82,313	Aspect Communications Corp.*	940,838
35,773	Autodesk, Inc.*	1,223,079
86,237	BEA Systems, Inc.*	781,307
53,595	Blackbaud, Inc.	766,409
53,465	Citrix Systems, Inc.*	1,274,071
37,782	eFunds Corp.*	689,899
20,791	Fair Isaac Corp.	782,365
83,452	Informatica Corp.*	882,088
30,827	Intuit, Inc.*	1,479,695
26,620	McAfee, Inc.*	835,868
16,921	MICROS Systems, Inc.*	726,757
51,594	Microsoft Corp.	1,321,322
13,170	MicroStrategy, Inc.*	1,016,066
104,201	Oracle Corp.*	1,415,049
122,841	Parametric Technology Corp.*	847,603
24,685	Progress Software Corp.*	767,457
56,218	Quest Software, Inc.*	801,107
26,493	Reynolds & Reynolds (The) Co., Class A	741,274
38,437	Sungard Data Systems, Inc.*	1,379,503
36,358	Sybase, Inc.*	773,698
40,466	Synopsys, Inc.*	749,026
28,374	Take-Two Interactive Software, Inc.*	698,284
31,706	Transaction Systems Architects, Inc.*	848,136
56,218	Trizetto Group*	904,548
		24,634,536

1

Total Investments
(Cost $25,600,537) (a)—100.2%	27,284,828
Liabilities in excess of other assets—(0.2%)	(65,405)

Net Assets—100.0%	$27,219,423

* Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At July 31, 2005, net unrealized appreciation was $1,684,291 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,948,992 and aggregate gross unrealized depreciation of $264,701.

2

Item 2.           Controls and Procedures.

(a)          The Registrant’s President (Chief Executive Officer) and Treasurer (Principal Financial Officer) have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.           Exhibits.

A separate certification for each chief executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	September 23, 2005

By:	/s/ John W. Southard
John W. Southard
Vice President and Treasurer

Date:	September 23, 2005